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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Libra Advisors, LLC
Address: 909 Third Avenue
         29th Floor
         New York, NY 10022

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ranjan Tandon
Title:   Managing Member
Phone:   (212) 350-5125

Signature, Place, and Date of Signing:

         /s/ Ranjan Tandon       New York, NY        2/7/02
         _______________________ ___________________ _________
              [Signature]           [City, State]      [Date]

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]





































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     90

Form 13F Information Table Value Total:     $107,506
                                              [thousands]


List of Other Included Managers:            None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         [Repeat as necessary.]




























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
                   Form 13F INFORMATION TABLE


  COLUMN 1            COLUMN 2       COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6      COLUMN 7         COLUMN 8

                                                MARKET    SHRS
                      TITLE                     VALUE     OR       SH/ PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER        OF CLASS       CUSIP      (X1000)   PRN AMT  PRN CALL   DISCRETION     MGRS   SOLE     SHARED    NONE
--------------        --------       -----      -------   -------  --------   ----------     -----  ----------------------

3COM CORP             Common Stock   885535104     3,933   616,400 SH           Sole                 616,400  0        0
AGILENT TECHNOLOGIES
  INC                 Common Stock   00846U101     2,138    75,000 SH           Sole                  75,000  0        0
AGNICO-EAGLE MINES
  LTD                 Common Stock   008474108       394    40,000 SH           Sole                  40,000  0        0
AGRIUM INC            Common Stock   008916108       265    25,000 SH           Sole                  25,000  0        0
AMERITRADE HOLDING
  CORP-CL A           Common Stock   03072H109        83    14,000 SH           Sole                  14,000  0        0
APPLIED MATERIALS INC Common Stock   038222105       373     9,300 SH           Sole                   9,300  0        0
ASIA PACIFIC FUND INC Common Stock   044901106       459    52,990 SH           Sole                  52,990  0        0
AVAYA INC             Common Stock   053499109     4,214   346,800 SH           Sole                 346,800  0        0
BEVERLY ENTERPRISES
  INC NEW             Common Stock   087851309       627    72,900 SH           Sole                  72,900  0        0
BLACK BOX CORP-DEL    Common Stock   091826107       793    15,000 SH           Sole                  15,000  0        0
BROCADE
  COMMUNICATIONS SYS
  INC                 Common Stock   111621108       348    10,500 SH           Sole                  10,500  0        0
CE FRANKLIN LTD       Common Stock   125151100     1,814   788,700 SH           Sole                 788,700  0        0
CELLULAR TECHNICAL
  SERVICES            Common Stock   151167301        74    32,300 SH           Sole                  32,300  0        0
CONEXANT SYSTEMS INC  Common Stock   207142100     2,939   204,700 SH           Sole                 204,700  0        0
CONSTELLATION ENERGY
  GROUP INC           Common Stock   210371100     6,399   241,000 SH           Sole                 241,000  0        0
COPYTELE INC.         Common Stock   217721109        15    34,600 SH           Sole                  34,600  0        0
CORNING INC           Common Stock   219350105       223    25,000 SH           Sole                  25,000  0        0
COTT CORPORATION      Common Stock   22163N106       159    10,000 SH           Sole                  10,000  0        0
CRESTLINE CAPITAL
  CORP                Common Stock   226153104     7,886   253,900 SH           Sole                 253,900  0        0
DATAWATCH CORP        Common Stock   237917208        21    16,000 SH           Sole                  16,000  0        0
DAVOX CORP            Common Stock   239208101       145    15,000 SH           Sole                  15,000  0        0
DSP GROUP INC         Common Stock   23332B106       816    35,100 SH           Sole                  35,100  0        0
DUN & BRADSTREET CORP Common Stock   26483E100    13,287   376,400 SH           Sole                 376,400  0        0
EGL INC               Common Stock   268484102       536    38,400 SH           Sole                  38,400  0        0
EL PASO CORPORATION   Common Stock   28336L109     1,454    32,600 SH           Sole                  32,600  0        0
EMULEX CORP NEW       Common Stock   292475209       454    11,500 SH           Sole                  11,500  0        0
ENCAD INC             Common Stock   292503109        20    10,000 SH           Sole                  10,000  0        0
ENTRADA NETWORKS INC  Common Stock   29382Y102        21   175,840 SH           Sole                 175,840  0        0
ESS TECHNOLOGY INC    Common Stock   269151106       532    25,000 SH           Sole                  25,000  0        0


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EXELIXIS INC          Common Stock   30161Q104       166    10,000 SH           Sole                  10,000  0        0
EXELON CORP           Common Stock   30161N101       479    10,000 SH           Sole                  10,000  0        0
E-Z-EM INC CLASS A    Common Stock   269305207        93    16,000 SH           Sole                  16,000  0        0
FASTENAL CO           Common Stock   311900104       664    10,000 SH           Sole                  10,000  0        0
FMC TECHNOLOGIES INC  Common Stock   30249U101       398    24,200 SH           Sole                  24,200  0        0
GENERAL MOTORS
  CORP-CL H NEW       Common Stock   370442832       155    10,000 SH           Sole                  10,000  0        0
HARMONY GOLD MINING
  CO LTD SPONSORED
  ADR                 ADRS           413216300       280    43,000 SH           Sole                  43,000  0        0
HEARTLAND PARTNERS LP
  -CL A               Common Stock   422357103     1,473    97,200 SH           Sole                  97,200  0        0
INDIA FUND INC        Common Stock   454089103     2,778   292,400 SH           Sole                 292,400  0        0
INDIA GROWTH FUND INC Common Stock   454090101       662    83,100 SH           Sole                  83,100  0        0
INFOCUS CORP          Common Stock   45665B106       330    15,000 SH           Sole                  15,000  0        0
IOMEGA CORP           Common Stock   462030305       144    17,200 SH           Sole                  17,200  0        0
IONICS INC            Common Stock   462218108       601    20,000 SH           Sole                  20,000  0        0
I-STAT CORP           Common Stock   450312103       201    25,500 SH           Sole                  25,500  0        0
IVILLAGE INC          Common Stock   46588H105        19    10,000 SH           Sole                  10,000  0        0
JAPAN OTC EQUITY FUND
  INC                 Common Stock   471091108       337    60,000 SH           Sole                  60,000  0        0
KOREA ELECTRIC POWER
  CORP SPONSORED ADR
  RE                  ADRS           500631106       366    40,000 SH           Sole                  40,000  0        0
Korea Fd              Common Stock   500634100     4,997   384,400 SH           Sole                 384,400  0        0
KOREA TELECOM
  SPONSORED ADR       ADRS           50063P103     2,338   115,000 SH           Sole                 115,000  0        0
LADENBURG THALMANN
  FINL SVCS INC       Common Stock   50575Q102        17    19,661 SH           Sole                  19,661  0        0
LIBERATE TECHNOLOGIES Common Stock   530129105       215    18,700 SH           Sole                  18,700  0        0
LUMENIS LTD           Common Stock   M6778Q105     3,335   169,300 SH           Sole                 169,300  0        0
MICHAEL ANTHONY
  JEWELERS INC        Common Stock   594060105        53    22,300 SH           Sole                  22,300  0        0
MILLENNIUM CELL INC   Common Stock   60038B105       666   159,400 SH           Sole                 159,400  0        0
MIRANT CORP           Common Stock   604675108       881    55,000 SH           Sole                  55,000  0        0
MOBILE TELESYSTEMS
  OJSC SPONSORED ADR  ADRS           607409109     3,987   111,800 SH           Sole                 111,800  0        0
Morgan Stanley Eastn
  Europe Fd           Common Stock   616988101       210    13,200 SH           Sole                  13,200  0        0
NETSILICON INC        Common Stock   64115X105        64    16,500 SH           Sole                  16,500  0        0
OPEN JT STK CO-VIMPEL
  COMMUNICATIONS
  SPONS               ADRS           68370R109     4,858   186,500 SH           Sole                 186,500  0        0
OPTI INC              Common Stock   683960108       997   329,000 SH           Sole                 329,000  0        0
OPTICAL CABLE CORP    Common Stock   683827109        16    10,000 SH           Sole                  10,000  0        0
PACIFICARE HEALTH
  SYSTEMS INC DEL     Common Stock   695112102       400    25,000 SH           Sole                  25,000  0        0
PC-TEL INC            Common Stock   69325Q105        97    10,000 SH           Sole                  10,000  0        0
PG&E CORP             Common Stock   69331C108     1,251    65,000 SH           Sole                  65,000  0        0
PLACER DOME INC       Common Stock   725906101     1,385   126,910 SH           Sole                 126,910  0        0
POTASH CORP OF


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  SASKATCHEWAN INC    Common Stock   73755L107       307     5,000 SH           Sole                   5,000  0        0
PROSPECT PARK FINL
  CORP                Common Stock   743524100       -      27,500 SH           Sole                  27,500  0        0
REHABILICARE INC      Common Stock   758944102       103    20,000 SH           Sole                  20,000  0        0
RYAN ENERGY
  TECHNOLOGIES        Common Stock   78348T103       131   110,000 SH           Sole                 110,000  0        0
SEACHANGE
  INTERNATIONAL INC   Common Stock   811699107       256     7,500 SH           Sole                   7,500  0        0
SERENA SOFTWARE INC   Common Stock   817492101       457    21,000 SH           Sole                  21,000  0        0
SILICON VALLEY
  BANCSHARES          Common Stock   827064106       535    20,000 SH           Sole                  20,000  0        0
SK TELECOM CO LTD
  SPONSORED ADR       ADRS           78440P108     1,513    70,000 SH           Sole                  70,000  0        0
SONICWALL INC         Common Stock   835470105       292    15,000 SH           Sole                  15,000  0        0
STARWOOD HOTELS &
  RESORTS WORLDWIDE
  INC                 Common Stock   85590A203       448    15,000 SH           Sole                  15,000  0        0
SYNAVANT INC          Common Stock   87157A105     1,212   303,000 SH           Sole                 303,000  0        0
TELETECH HOLDINGS INC Common Stock   879939106       143    10,000 SH           Sole                  10,000  0        0
TEMPLETON DRAGON FUND
  INC (NEW YORK
  LISTED              Common Stock   88018T101       861   115,000 SH           Sole                 115,000  0        0
TEMPLETON RUSSIA FUND
  INC                 Common Stock   88022F105     4,317   239,700 SH           Sole                 239,700  0        0
TRANSWITCH CORP       Common Stock   894065101        45    10,000 SH           Sole                  10,000  0        0
TUMBLEWEED
  COMMUNICATIONS CORP Common Stock   899690101        71    12,000 SH           Sole                  12,000  0        0
TURKCELL ILETISIM
  HIZMETLERI AS
  SPONSORED           ADRS           900111204       606    29,500 SH           Sole                  29,500  0        0
UNITEDGLOBALCOM CL A  Common Stock   913247508     1,000   200,000 SH           Sole                 200,000  0        0
USEC INC              Common Stock   90333E108     1,575   220,000 SH           Sole                 220,000  0        0
VALUECLICK INC        Common Stock   92046N102       143    50,000 SH           Sole                  50,000  0        0
VECTOR GROUP LTD      Common Stock   92240M108       554    16,850 SH           Sole                  16,850  0        0
VIASAT INC            Common Stock   92552V100       156    10,000 SH           Sole                  10,000  0        0
VIASYS HEALTHCARE INC
  COM NEW             Common Stock   92553Q209     3,032   150,000 SH           Sole                 150,000  0        0
WESTMORELAND COAL CO  Common Stock   960878106     4,226   310,700 SH           Sole                 310,700  0        0
WTS GENESIS HEALTH
  VENTURES INC
  NEW10/2/02          Common Stock   37183F115       104    21,869 SH           Sole                  21,869  0        0
SEABULK INTERNATIONAL
  INC                 Common Stock   81169P101        89    25,000 SH           Sole                  25,000  0        0
                                     Total:      119,298








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